FINANCIAL STATEMENT DETAILS - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 3,366,176	$ 837,916	$ 883,991	$ 748,580
Restricted cash included in other current assets	448	503	1,417	203
Restricted cash included in other assets	449	409	420	0
Cash and cash equivalents	110,037	1,904	1,008	11,156
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$ 3,477,110	$ 840,732	$ 886,836	$ 759,939